[front cover]
                                AMERICAN CENTURY

                                  Fund Profile

[american century logo (reg.sm)]
American
Century

                           Capital Preservation Fund

  This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

  [photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                               OCTOBER 25, 1999

                                                                  INVESTOR CLASS

   You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
   Investor Centers. See the back cover for additional telephone numbers and our address.




CAPITAL PRESERVATION FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Capital Preservation is a money market fund that seeks maximum safety and liquidity, and to pay shareholders the highest rate of return consistent with this objective.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers buy very short-term U.S. Treasury securities that are guaranteed by the direct full faith and credit pledge of the U.S. government.

    The fund managers may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund managers may purchase securities in advance to generate additional income.

    Additional information about Capital Preservation's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

    * Because very short-term securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Capital Preservation's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]

   Calendar Year-By-Year Returns (1)
                       1998    1997    1996    1995    1994    1993    1992    1991    1990   1989
Capial Preservation    4.92%   4.97%   4.85%   5.32%   3.63%   2.65%   3.31%   5.62%   7.64%  8.28%

        (1) As of September 30, 1999, the end of the most recent calendar quarter, Capital Preservation's year-to-date return was 3.22%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest

    Capital Preservation      2.12% (2Q 1989)         0.63% (2Q 1993)

    The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The 90-Day Treasury Bill Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

                                   1 YEAR          5 YEARS       10 YEARS      LIFE OF FUND(1)

     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 1999)
         Capital Preservation       4.39%           4.89%          4.80%           5.28%

         90-Day Treasury
           Bill Index               4.54%           5.12%          5.02%           7.00%(2)

        (1) The inception date for Capital Preservation is October 13, 1972.

        (2) Since October 31, 1972, the date nearest the fund's inception for which data are available.


Capital Preservation                          American Century Investments


4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century funds

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.


     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

         Management Fee                                      0.47%(1)

         Distribution and Service (12b-1) Fees               None

         Other Expenses                                      0.00%(2)

         Total Annual Fund Operating Expenses                0.47%


        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent trustees, their legal counsel and interest, are expected to be less than 0.005% for the current fiscal year.

           EXAMPLE

             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                      1 year           3 years         5 years          10 years

                       $48              $151            $263              $591

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers that manage Capital Preservation:

    BETH BUNNELL HUNTER, Portfolio Manager, has been a member of the team that manages the Capital Preservation Fund since joining American Century in July 1999. Before joining American Century, she worked for Calvert Asset Management company as a Portfolio Trading Analyst from 1994 to 1996 and as a Portfolio Manager from 1996 to June 1999. She has a bachelor of arts from the University of Washington-Seattle.

    DENISE TABACCO, Portfolio Manager, has been a member of the team that manages Capital Preservation since May 1996. She joined American Century in 1988, becoming a member of its portfolio department in 1991. She was promoted to Portfolio Manager in 1995. She has a bachelor's degree in accounting from San Diego University and an MBA in finance from Golden Gate University.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return an application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.


Capital Preservation                                           Fund Profile


7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Capital Preservation for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Dividends are declared and available for redemption daily. Because Capital Preservation is a money market fund, its distributions generally will be taxed as ordinary income. If the fund's share price were to go up or down, its annual distributions also could include capital gains or losses. Distributions are reinvested automatically in additional shares unless you choose another option.

    Distributions will generally be exempt from most state income taxes. Consult your tax advisor to see if the fund's income is exempt in your state.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

    You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo (reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at WWW.AMERICANCENTURY.COM

SH-PRF-17894   9910                                   Funds Distributor, Inc.

[front cover]
                                AMERICAN CENTURY

                                  Fund Profile

[american century logo (reg.sm)]
American Century
Brokerage

                           Capital Preservation Fund

  This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

  [photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                               OCTOBER 25, 1999

                                                                  INVESTOR CLASS

   You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-888-345-2071, accessing our Web site or visiting one of our
   Investor Centers. See the back cover for additional telephone numbers and our address.




CAPITAL PRESERVATION FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Capital Preservation is a money market fund that seeks maximum safety and liquidity, and to pay shareholders the highest rate of return consistent with this objective.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers buy very short-term U.S. Treasury securities that are guaranteed by the direct full faith and credit pledge of the U.S. government.

    The fund managers may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund managers may purchase securities in advance to generate additional income.

    Additional information about Capital Preservation's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

    * Because very short-term securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Capital Preservation's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]

   Calendar Year-By-Year Returns (1)
                       1998    1997    1996    1995    1994    1993    1992    1991    1990   1989
Capial Preservation    4.92%   4.97%   4.85%   5.32%   3.63%   2.65%   3.31%   5.62%   7.64%  8.28%

        (1) As of September 30, 1999, the end of the most recent calendar quarter, Capital Preservation's year-to-date return was 3.22%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest

    Capital Preservation      2.12% (2Q 1989)         0.63% (2Q 1993)

    The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The 90-Day Treasury Bill Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

                                   1 YEAR          5 YEARS       10 YEARS      LIFE OF FUND(1)

     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 1999)

         Capital Preservation       4.39%           4.89%         4.80%           5.28%

         90-Day Treasury
           Bill Index               4.54%           5.12%         5.02%           7.00%(2)

        (1) The inception date for Capital Preservation is October 13, 1972.

        (2) Since October 31, 1972, the date nearest the fund's inception for which data are available.


Capital Preservation                          American Century Investments


4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century funds

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.


     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

         Management Fee                                     0.47%(1)

         Distribution and Service (12b-1) Fees              None

         Other Expenses                                     0.00%(2)

         Total Annual Fund Operating Expenses               0.47%


        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent trustees, their legal counsel and interest, are expected to be less than 0.005% for the current fiscal year.

           EXAMPLE

             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                       1 year         3 years        5 years         10 years

                        $48            $151           $263             $591

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Capital Preservation team:

    BETH BUNNELL HUNTER, Portfolio Manager, has been a member of the team that manages the Capital Preservation Fund since joining American Century in July 1999. Before joining American Century, she worked for Calvert Asset Management as a Portfolio Trading Analyst from 1994 to 1996 and as a Portfolio Manager from 1996 to June 1999. She has a bachelor of arts from the University of Washington-Seattle.

    DENISE TABACCO, Portfolio Manager, has been a member of the team that manages Capital Preservation since 1995. She joined American Century in 1988, becoming a member of its portfolio department in 1991. She was promoted to Portfolio Manager in 1995. She has a bachelor's degree in accounting from San Diego University and an MBA in finance from Golden Gate University.

6. HOW DO I BUY FUND SHARES?

    American Century Brokerage offers several ways to purchase shares

    * Complete and return a brokerage application along with an investment check payable to American Century Brokerage

    * If you already have an American Century Brokerage account, simply contact us by writing, calling or accessing our Web site

    * Call us and send your investment by bank wire transfer

    Your initial investment in your brokerage account must be at least $2,500. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    The most convenient way for you to sell money market fund shares in your brokerage account is to use our CheckWriting feature. If you do not have checks, you can call us during business hours or send us a letter requesting a redemption check or bank wire. Bank wires require a minimum redemption of $1,000 and a $20 fee applies. In addition, we will automatically sell sufficient shares in Capital Preservation when you direct us to make other investments in your brokerage account.

    Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests may require a signature guarantee.


Capital Preservation                                           Fund Profile


8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Dividends are declared and available for redemption daily. Because Capital Preservation is a money market fund, its distributions generally will be taxed as ordinary income. If the fund's share price were to go up or down, its annual distributions also could include capital gains or losses. Distributions are reinvested automatically in additional shares unless you choose another option.

    Distributions will generally be exempt from most state income taxes. Consult your tax advisor to see if the fund's income is exempt in your state.

9. WHAT SERVICES ARE AVAILABLE?

    American Century Brokerage offers several ways to make it easier for you to manage your account, such as

    * telephone transactions

    * wire and electronic funds transfers

    * TeleSelect Automated Information and Trading Line Transactions

    * 24-hour online Internet account access and transactions

    You will find more information about these choices in our Brokerage Information Kit, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

--------------------------------------------------------------------------------
[american century logo (reg.sm)]
American Century
Brokerage

AMERICAN CENTURY BROKERAGE, INC.
P.O. BOX 419146
KANSAS CITY, MISSOURI 64141-6146

BROKERAGE ASSOCIATE
1-888-345-2071

FAX
650-967-9627

TELESELECT AUTOMATED INFORMATION
AND TRADING LINE
1-888-345-2091

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113

SEP-IRA SERVICES
1-800-345-3533, ext. 4210

Visit our Web site at WWW.AMERICANCENTURY.COM

BK-PRF-17931   9910                                   Funds Distributor, Inc.

[front cover]
                                AMERICAN CENTURY

                                  Fund Profile

[american century logo (reg.sm)]
American
Century

                      Government Agency Money Market Fund

  This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

  [photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                               OCTOBER 25, 1999

                                                                  INVESTOR CLASS

   You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
   Investor Centers. See the back cover for additional telephone numbers and our address.

GOVERNMENT AGENCY MONEY MARKET FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Government Agency Money Market seeks to pay the highest rate of return while maintaining liquidity and safety of principal. The fund invests exclusively in short-term obligations of the U.S. government, its agencies and instrumentalities. The fund seeks to purchase only those securities with income that will be exempt from state income tax.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers buy very short-term securities issued by the U.S. government, its agencies and instrumentalities. The U.S. government provides varying levels of financial support to these agencies and instrumentalities.

    The fund managers also may buy very short-term U.S. Treasury securities that are guaranteed by the direct full faith and credit pledge of the U.S. government.

    The fund managers may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund manager may purchase securities in advance to generate additional income.

    Additional information about Government Agency Money Market's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

    * Because very short-term securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Government Agency Money Market's Investor Class shares for each year since the fund's inception on December 5, 1989. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.


[data shown in bar chart]

   Calendar Year-By-Year Returns (1)
                     1998     1997     1996     1995      1994     1993     1992     1991     1990
Government Agency
Money Market         5.07%    5.07%    4.93%    5.50%     3.75%    2.68%    3.39%    6.01%    8.34%

        (1) As of September 30, 1999, the end of the most recent calendar quarter, Government Agency Money Market's year-to-date return was 3.42%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest

    Government Agency
    Money Market              2.06% (1Q 1990)         0.65% (2Q 1993)

    The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The 90-Day Treasury Bill Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.


Government Agency Money Market                American Century Investments


                                        1 YEAR       5 YEARS     LIFE OF FUND(1)

     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 1999)

        Government Agency
          Money Market                   4.65%        5.04%         4.95%

        90-Day Treasury Bill Index       4.54%        5.12%         4.95%(2)

        (1) The inception date for Government Agency Money Market is December 5, 1989.

        (2) Since December 31, 1989, the date nearest the fund's inception for which data are available.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century funds

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.


     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

        Management Fee                                        0.47%(1)

        Distribution and Service (12b-1) Fees                 None

        Other Expenses                                        0.00%(2)

        Total Annual Fund Operating Expenses                  0.47%


        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent trustees, their legal counsel and interest, are expected to be less than 0.005% for the current fiscal year.

           EXAMPLE

             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                       1 year          3 years        5 years        10 years

                        $48             $151           $263            $591

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers that manage Government Agency Money Market:

    BETH BUNNELL HUNTER, Portfolio Manager, has been a member of the team that manages Government Agency Money Market since joining American Century in July 1999. Before joining American Century, she worked for Calvert Asset Management Company as a Portfolio Trading Analyst from 1994 to 1996 and as a Portfolio Manager from 1996 to June 1999. She has a bachelor of arts from the University of Washington-Seattle.

    DENISE TABACCO, Portfolio Manager, has been a member of the team that manages Government Agency Money Market since May 1996. She joined American Century in 1988, becoming a member of its portfolio department in 1991. She was promoted to Portfolio Manager in 1995. She has a bachelor's degree in accounting from San Diego University and an MBA in finance from Golden Gate University.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return an application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Government Agency Money Market for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.


Government Agency Money Market                                 Fund Profile


8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Dividends are declared and available for redemption daily. Because Government Agency Money Market is a money market fund, its distributions generally will be taxed as ordinary income. If the fund's share price were to go up or down, its annual distributions also could include capital gains or losses. Distributions are reinvested automatically in additional shares unless you choose another option.

    Distributions will generally be exempt from most state income taxes. Consult your tax advisor to see if the fund's income is exempt in your state.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

    You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.


--------------------------------------------------------------------------------
[american century logo (reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at WWW.AMERICANCENTURY.COM

SH-PRF-17895   9910                                   Funds Distributor, Inc.

[front cover]
                                AMERICAN CENTURY

                                  Fund Profile

[american century logo (reg.sm)]
American
Century

                            Short-Term Treasury Fund

  This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

  [photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                               OCTOBER 25, 1999

                                                                  INVESTOR CLASS

   You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
   Investor Centers. See the back cover for additional telephone numbers and our address.




SHORT-TERM TREASURY FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Short-Term Treasury seeks the highest level of current income exempt from state income tax while maintaining safety of capital.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers buy short-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government.

    The fund managers also may buy short-term securities issued by the U.S. government, its agencies and instrumentalities. The U.S. government provides varying levels of financial support to these agencies and instrumentalities. The fund managers may invest up to 35% of the fund's total assets in these securities.

    The fund managers may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund managers may purchase securities in advance to generate additional income.

    The weighted average maturity of the fund is expected to be between 13 months and three years.

    Additional information about Short-Term Treasury's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * Interest rate changes affect the fund's share value. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Short-Term Treasury than for funds that have shorter weighted average maturities, such as money market funds.

    * As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    In summary, Short-Term Treasury is intended for investors who seek the highest level of current income exempt from state income tax while maintaining safety of capital and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Short-Term Treasury's Investor Class shares for each calendar year since the fund's inception on September 8, 1992. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.


[data shown in bar chart]
   Calendar Year-By-Year Returns (1)
                         1998      1997      1996      1995      1994      1993
Short-Term Treasury      6.44%     6.11%     4.12%     9.93%     0.15%     5.32%

        (1) As of September 30, 1999, the end of the most recent calendar quarter, Short-Term Treasury's year-to-date return was 1.76%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest

    Short-Term Treasury       3.14% (1Q 1995)         -0.54% (1Q 1994)


Short-Term Treasury                           American Century Investments


    The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The Salomon 1- to 3-Year Treasury/Agency Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. The fund's benchmark was changed from the Lehman 1- to 3-Year Government Securities Index beginning January 1, 1999. The fund's advisor believes the new index better represents the broad market for U.S. Treasury and Agency Securities. For current performance information, including yields, please call us or access our Web site.

                                            1 YEAR         5 YEARS       LIFE OF FUND(1)

     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 1999)

        Short-Term Treasury                  2.37%          5.61%            4.78%

        Lehman 1- to 3-Year
           Government Securities Index       3.19%          6.35%            5.39%(2)

        Salomon 1- to 3-Year
           Treasury/Agency Index             3.25%          6.35%            5.39%(2)

        (1) The inception date for Short-Term Treasury is September 8, 1992.

        (2) Since September 30, 1992, the date nearest the fund's inception for which data are available.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century funds

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.


     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

         Management Fee                                         0.51%(1)

         Distribution and Service (12b-1) Fees                  None

         Other Expenses                                         0.00%(2)

         Total Annual Fund Operating Expenses                   0.51%

        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses include the fees and expenses of the fund's independent trustees, their legal counsel and interest, are expected to be less than 0.005% for the current fiscal year.

           EXAMPLE

             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                        1 year         3 years         5 years        10 years

                         $52            $163            $285            $640

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.


5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages Short-Term Treasury:

    NEWLIN RANKIN, Senior Portfolio Manager, has been a member of the team that manages Short-Term Treasury since March 1996. He joined American Century in 1994. He has a bachelor's degree in decision science and an MBA in international finance from the University of San Francisco.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return an application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.


Short-Term Treasury                                            Fund Profile


7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Short-Term Treasury for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Short-Term Treasury pays distributions of substantially all of its income monthly. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

    Distributions will generally be exempt from most state income taxes. Consult your tax advisor to see if the fund's income is exempt in your state.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

    You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.


--------------------------------------------------------------------------------
[american century logo (reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at WWW.AMERICANCENTURY.COM

SH-PRF-17896   9910                                   Funds Distributor, Inc.

[front cover]
                                AMERICAN CENTURY

                                  Fund Profile

[american century logo (reg.sm)]
American
Century

                                   GNMA Fund

  This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

  [photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                               OCTOBER 25, 1999

                                                                  INVESTOR CLASS

   You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
   Investor Centers. See the back cover for additional telephone numbers and our address.




GNMA FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    GNMA seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers primarily buy certificates issued by the Government National Mortgage Association (GNMA). Unlike many other mortgage-backed securities, the timely payment of principal and interest on these certificates is guaranteed by GNMA. GNMA's payment guarantee is stronger than most other government agencies' because it is backed by the full faith and credit of the U.S. government. This means that the fund managers receive the fund's share of payments regardless of whether the ultimate borrowers make their payments.

    The fund managers may also buy U.S. government securities. The U.S. government, its agencies and instrumentalities issue these securities. These securities include mortgage-backed securities. The U.S. government's financial support of these agencies and instrumentalities varies.

    The fund managers may purchase securities in a number of different ways to seek higher rates of return. For example, the fund managers may purchase securities in advance through when-issued and forward commitment transactions.

    Additional information about GNMA's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for GNMA than for funds that have shorter weighted average maturities, such as money market funds.

    * GNMA invests in mortgage-backed securities. When homeowners refinance their mortgages to take advantage of declining interest rates, their existing mortgages are prepaid. The mortgages, which back the securities purchased by GNMA, may be prepaid in this fashion. Because of this "prepayment risk," the fund may benefit less from declining interest rates than other short-term funds.

    * As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    In summary, GNMA is intended for investors who seek high current income that is consistent with investment in GNMA certificates and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of GNMA's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.


[data shown in bar chart]

   Calendar Year-By-Year Returns (1)
            1998     1997     1996     1995     1994     1993     1992     1991     1990     1989
GNMA        6.33%    8.79%    5.21%   15.86%   -1.67%    6.59%    7.67%   15.56%   10.15%   13.90%

        (1) As of September 30, 1999, the end of the most recent calendar quarter, GNMA's year-to-date return was 0.79%.


GNMA                                          American Century Investments


    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest

    GNMA                      7.68% (2Q 1989)         -2.39% (1Q 1994)

    The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The Salomon Brothers 30-year GNMA Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

                                  1 YEAR        5 YEARS      10 YEARS      LIFE OF FUND(1)

     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 1999)

         GNMA                     1.65%          7.37%         7.78%          8.28%

         Salomon Brothers
           30-Year GNMA Index     2.58%          8.08%         8.32%          9.18%(2)

        (1) The inception date for GNMA is September 23, 1985.

        (2) Since September 30, 1985, the date nearest the fund's inception for which data are available.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century funds

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.


     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

         Management Fee                               0.59%(1)

         Distribution and Service (12b-1) Fees        None

         Other Expenses                               0.00%(2)

         Total Annual Fund Operating Expenses         0.59%


        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent trustees, their legal counsel and interest, are expected to be less than 0.005% for the current fiscal year.



           EXAMPLE

             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                      1 year           3 years         5 years         10 years

                       $60              $189            $329             $736

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.


5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages GNMA:

    CASEY COLTON, Vice President and Senior Portfolio Manager, has been a member of the team that manages GNMA since January 1994. He joined American Century in 1990. He has a bachelor's degree in business administration from San Jose State University and a master's degree from the University of Southern California. He is a Chartered Financial Analyst and a Certified Public Accountant.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return an application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.


GNMA                                                           Fund Profile


7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in GNMA for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    GNMA pays distributions of substantially all of its income monthly. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

    You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo (reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at WWW.AMERICANCENTURY.COM

SH-PRF-17904   9910                                   Funds Distributor, Inc.

[front cover]

                                American Century

                                  Fund Profile

[american century logo (reg.sm)]
American
Century

                        Intermediate-Term Treasury Fund

  This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

  [photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                               OCTOBER 25, 1999
                                                                  INVESTOR CLASS

   You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
   Investor Centers. See the back cover for additional telephone numbers and our address.


INTERMEDIATE-TERM TREASURY FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Intermediate-Term Treasury seeks the highest level of current income exempt from state income tax while maintaining safety of capital.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers buy intermediate-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government.

    The fund managers also may buy intermediate-term securities issued by the U.S. government, its agencies and instrumentalities. The U.S. government provides varying levels of financial support to these agencies and instrumentalities. The fund managers may invest up to 35% of the fund's total assets in these securities.

    The fund managers may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund managers may purchase securities in advance to generate additional income.

    The weighted average maturity of the fund is expected to be between three and 10 years.

    Additional information about Intermediate-Term Treasury's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * Interest rate changes affect the fund's share value. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Intermediate-Term Treasury than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

    * As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    In summary, Intermediate-Term Treasury is intended for investors who seek the highest level of current income exempt from state income tax while maintaining safety of capital and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Intermediate-Term Treasury's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]
     Calendar-Year-By-Year Returns (1)
               1998        8.94%
               1997        8.38%
               1996        4.08%
               1995       13.70%
               1994       -2.34%
               1993        7.91%
               1992        6.55%
               1991       13.75%
               1990        9.20%
               1989       11.93%

        (1) As of September 30, 1999, the end of the most recent calendar quarter, Intermediate-Term Treasury's year-to-date return was -1.39%.


Intermediate-Term Treasury                    American Century Investments


    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                 Highest                 Lowest
Intermediate-Term Treasury    6.67% (2Q 1989)       -2.04% (1Q 1994)

      The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The Salomon 3- to 10-Year Treasury Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

                                           1 YEAR      5 YEARS    10 YEARS    LIFE OF FUND(1)
AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 1999)
    Intermediate-Term Treasury             -1.92%       6.55%       7.09%          8.42%
    Salomon 3- to 10-Year Treasury Index   -1.53%       7.21%       7.59%          9.41%(2)

        (1) The inception date for Intermediate-Term Treasury is May 16, 1980.

        (2) Since May 31, 1980, the date nearest the fund's inception for which data are available.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         Management Fee                             0.51%(1)
         Distribution and Service (12b-1) Fees      None
         Other Expenses                             0.00%(2)
         Total Annual Fund Operating Expenses       0.51%

        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, were less than 0.005% for the current fiscal year.

           EXAMPLE
             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above
             . . . your cost of investing in the fund would be:

                            1 year       3 years       5 years       10 years
                              $52          $164          $285           $640

            Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.



5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages Intermediate-Term Treasury:

    ROBERT GAHAGAN, Vice President and Portfolio Manager, has been a member of the team that manages Intermediate-Term Treasury since January 1998. He joined American Century in 1983. He has a bachelor's degree in economics and an MBA from the University of Missouri-Kansas City.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return an application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.


Intermediate-Term Treasury                                     Fund Profile


7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Intermediate-Term Treasury for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Intermediate-Term Treasury pays distributions of substantially all of its income monthly. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

    Distributions will generally be exempt from most state income taxes. Consult your tax advisor to see if the fund's income is exempt in your state.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

    You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo (reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX   816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

Visit our Web site at   WWW.AMERICANCENTURY.COM    [link to web site with arrow]

SH-PRF-17907   9910                                   Funds Distributor, Inc.

[front cover]

                                AMERICAN CENTURY

                                  Fund Profile

[american century logo (reg.sm)]
American
Century

                            Long-Term Treasury Fund

  This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

  [photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                               OCTOBER 25, 1999
                                                                  INVESTOR CLASS

   You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
   Investor Centers. See the back cover for additional telephone numbers and our address.


LONG-TERM TREASURY FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Long-Term Treasury seeks the highest level of current income exempt from state income tax.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers buy long-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government.

    The fund managers also may buy long-term securities issued by the U.S. government, its agencies and instrumentalities. The U.S. government provides varying levels of financial support to these agencies and instrumentalities. The fund managers may invest up to 35% of the fund's total assets in agency securities.

    The fund managers may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund managers may purchase securities in advance to generate additional income.

    The weighted average maturity of the fund is expected to be between 10 and 30 years.

    Additional information about Long-Term Treasury's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * Interest rate changes affect the fund's share value. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Long-Term Treasury than for funds that have shorter weighted average maturities, such as money market, short-term and intermediate-term bond funds.

    * As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    In summary, Long-Term Treasury is intended for investors who seek the highest level of current income exempt from state income tax and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Long-Term Treasury's Investor Class shares for each calendar year since the fund's inception on September 8, 1992. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]
     Calendar Year-By-Year Returns (1)
               1998      12.76%
               1997      14.76%
               1996      -1.36%
               1995      29.25%
               1994      -9.25%
               1993      17.64%

          (1) As of September 30, 1999, the end of the most recent calendar quarter, Long-Term Treasury's year-to-date return was -6.65%.


Long-Term Treasury                            American Century Investments


    The highest and lowest quarterly returns for the period reflected in the bar chart are:
                              Highest                 Lowest
    Long-Term Treasury        10.48% (2Q 1995)        -7.00% (1Q 1996)

    The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The Salomon Long-Term Treasury/Agency Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.
                             1 YEAR      5 YEARS        LIFE OF FUND(1)
AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 1999)
    Long-Term Treasury       -7.38%        9.38%            7.29%
    Salomon Long-Term
      Treasury/Agency Index  -7.73%        9.94%            8.14%(2)

        (1) The inception date for Long-Term Treasury is September 8, 1992.

        (2) Since September 30, 1992, the date nearest the fund's inception for which data are available.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.


     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
        Management Fee                              0.51%(1)
        Distribution and Service (12b-1) Fees       None
        Other Expenses                              0.00%(2)
        Total Annual Fund Operating Expenses        0.51%

        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent trustees, their legal counsel and interest, are expected to be less than 0.005% for the current fiscal year.

           EXAMPLE
             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above
             . . . your cost of investing in the fund would be:

                            1 year     3 years     5 years      10 years
                              $52        $163       $285          $640

            Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages Long-Term Treasury:

    DAVID SCHROEDER, Vice President and Senior Portfolio Manager, has been a member of the team that manages Long-Term Treasury since September 1992. He joined American Century in 1990. He has a bachelor of arts from Pomona College.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return an application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.


Long-Term Treasury                                             Fund Profile


7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Long-Term Treasury for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Long-Term Treasury pays distributions of substantially all of its income monthly. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

    Distributions will generally be exempt from most state income taxes. Consult your tax advisor to see if the fund's income is exempt in your state.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

    You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

Visit our Web site at   WWW.AMERICANCENTURY.COM    [link to web site with arrow]

SH-PRF-17908   9910                                   Funds Distributor, Inc.

[front cover]

                                AMERICAN CENTURY

                                  Fund Profile

[american century logo (reg.sm)]
American
Century

                           Short-Term Government Fund

  This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

  [photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                               OCTOBER 25, 1999
                                                                  INVESTOR CLASS

   You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
   Investor Centers. See the back cover for additional telephone numbers and our address.


SHORT-TERM GOVERNMENT FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Short-Term Government seeks high current income while maintaining safety of principal.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers buy short-term securities issued by the U.S. government, its agencies and instrumentalities, including mortgage-backed securities. The U.S. government provides varying levels of financial support to these agencies and instrumentalities. The fund managers also may buy short-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government.

    The fund managers may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund managers may purchase securities in advance to generate additional income.

    The weighted average maturity of the fund is expected to be three years or less.

    Additional information about Short-Term Government's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * Interest rate changes affect the fund's share value. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Short-Term Government than for funds that have shorter weighted average maturities, such as money market funds.

    * Short-Term Government invests in mortgage-backed securities. When homeowners refinance their mortgages to take advantage of declining interest rates, their existing mortgages are prepaid. The mortgages, which back the securities purchased by Short-Term Government, may be prepaid in this fashion. Because of this "prepayment risk," the fund may benefit less from declining interest rates than other short-term funds.

    * As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    In summary, Short-Term Government is intended for investors who seek high current income that is consistent with investment in securities issued by the U.S. government and its agencies and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Short-Term Government's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]
    Calendar Year-By-Year Returns (1)
              1998      6.04%
              1997      6.02%
              1996      4.11%
              1995      10.51%
              1994      -0.49%
              1993      4.17%
              1992      4.39%
              1991      11.64%
              1990      7.53%
              1989      9.99%


        (1) As of September 30, 1999, the end of the most recent calendar quarter, Short-Term Government's year-to-date return was 1.22%.


Short-Term Government                         American Century Investments


    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                Highest                 Lowest
    Short-Term Government       5.13% (2Q 1989)         -1.03% (1Q 1994)

    The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The Salomon 1- to 3-Year Treasury/Agency Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

                                   1 YEAR     5 YEARS     10 YEARS     LIFE OF FUND(1)
AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 1999)
         Short-Term Government      1.67%      5.53%        5.73%          6.90%
         Salomon 1- to 3-Year
            Treasury/Index          3.25%      6.35%        6.80%         8.03%(2)

        (1) The inception date for Short-Term Government is December 15, 1982.

        (2) Since December 31, 1982, the date nearest the fund's inception for which data are available.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
        Management Fee                         0.59%(1)
        Distribution and Service (12b-1) Fees  None
        Other Expenses                         0.00%(2)
        Total Annual Fund Operating Expenses   0.59%

        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, are expected to be less than 0.005% for the current fiscal year.

           EXAMPLE
             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above
              . . . your cost of investing in the fund would be:

                         1 year       3 years      5 years     10 years
                          $60          $189         $329         $736

            Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages Short-Term Government:

    NEWLIN RANKIN, Senior Portfolio Manager, has been a member of the team that manages Short-Term Government since January 1995. He joined American Century in 1994. He has a bachelor's degree in decision science and an MBA in international finance from the University of San Francisco.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return an application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.


Short-Term Government                                          Fund Profile


7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Short-Term Government for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Short-Term Government pays distributions of substantially all of its income monthly. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.


9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

    You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo (reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

Visit our Web site at   WWW.AMERICANCENTURY.COM    [link to web site with arrow]

SH-PRF-17909   9910                                   Funds Distributor, Inc.

[front cover]

                                AMERICAN CENTURY

                                  Fund Profile

[american century logo (reg.sm)]
American
Century

                        Inflation-Adjusted Treasury Fund

  This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

  [photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                               OCTOBER 25, 1999
                                                                  INVESTOR CLASS

   You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
   Investor Centers. See the back cover for additional telephone numbers and our address.


INFLATION-ADJUSTED TREASURY FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Inflation-Adjusted Treasury seeks total return and inflation protection consistent with investment in U.S. Treasury inflation-adjusted securities.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers buy inflation-indexed U.S. Treasury securities guaranteed primarily by the direct full faith and credit pledge of the U.S. government. These inflation-indexed securities are designed to protect the future purchasing power of the money invested in them.

    The fund managers also may buy traditional U.S. Treasury securities that are not inflation-indexed. The fund managers also may buy inflation-indexed securities issued by U.S. government agencies and government-sponsored organizations.

    The fund managers may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund managers may purchase securities in advance to generate additional income.

    Additional information about Inflation-Adjusted Treasury's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * Inflation-indexed securities are designed to offer a return linked to inflation, which protects future purchasing power from the effects of inflation. Inflation-indexed securities may not trade at their face value. Inflation-indexed securities trade at prevailing real, or after inflation, interest rates. Changes in real interest rates affect the fund's share value.

    * As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    In summary, Inflation-Adjusted Treasury is intended for investors who seek total return that is consistent with investment in U.S. Treasury inflation-indexed securities and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Inflation-Adjusted Treasury's Investor Class shares for each calendar year since the fund's inception on February 10, 1997. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]
     Calendar Year-By-Year Returns (1)
              1998      3.45%

        (1) As of September 30, 1999, the end of the most recent calendar quarter, Inflation-Adjusted Treasury's year-to-date return was 1.87%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                  Highest               Lowest
    Inflation-Adjusted Treasury   2.27% (3Q 1998)       -0.37% (4Q 1998)

    The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The Salomon 10+ Years Treasury Index and the Salomon U.S. Inflation-Linked Index, unmanaged indices that reflect no operating costs, are included as benchmarks for performance comparisons. For current performance information, including yields, please call us or access our Web site.


Inflation-Adjusted Treasury                   American Century Investments


                                                 1 YEAR        LIFE OF FUND(1)

     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 1999)
        Inflation-Adjusted Treasury               1.50%         2.40%
        Salomon U.S. Inflation-Linked Index       1.86%         3.28%(2)
        Salomon 10+ Years Treasury Index         -7.68%         8.23%(2)

        (1) The inception date for Inflation-Adjusted Treasury is February 10, 1997.

        (2) Since February 28, 1997, the date nearest the fund's inception for which data are available.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         Management Fee                               0.51%(1)
         Distribution and Service (12b-1) Fees        None
         Other Expenses                               0.00%(2)
         Total Annual Fund Operating Expenses         0.51%

        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent trustees, their legal counsel and interest, are expected to be less than 0.005% for the current fiscal year.

           EXAMPLE
             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above
             . . . your cost of investing in the fund would be:

                       1 year          3 years        5 years          10 years
                        $52             $163           $285              $640

            Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.


5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages Inflation-Adjusted Treasury:

    DAVID SCHROEDER, Vice President and Senior Portfolio Manager, has been a member of the team that manages Inflation-Adjusted Treasury since its inception in February 1997. He joined American Century in 1990. He has a bachelor of arts from Pomona College.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return an application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.


Inflation-Adjusted Treasury                                    Fund Profile


7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Inflation-Adjusted Treasury for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Inflation-Adjusted Treasury pays distributions of substantially all of its income, including "imputed income," monthly. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

    Distributions will generally be exempt from most state income taxes. Consult your tax advisor to see if the fund's income is exempt in your state.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

    You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
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American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

Visit our Web site at   WWW.AMERICANCENTURY.COM    [link to web site with arrow]

SH-PRF-17910   9910                                   Funds Distributor, Inc.